EMPLOYEE BENEFIT PLANS - Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 3	$ 3
Fair value of plan assets	$ 0	$ 0